Pensions (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Amounts Recognized in Statements of Financial Position
(a)	The amounts recognized in the statements of financial position are as follows:

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Present value of defined benefit obligations	(901,159)	(943,391)
Fair value of plan assets	421,052	431,740

Net defined benefit liability	(480,107)	(511,651)

Summary of Movements in net Defined Benefit Liability
(b)	Movements in net defined benefit liability are as follows:

	2018
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(838,543)	360,017	(478,526)
Current services cost	(382)	—	(382)
Interest (expense) income	(14,429)	6,291	(8,138)

	(853,354)	366,308	(487,046)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	8,145	8,145
Financial assumption movement effect	(56,934)	—	(56,934)
Experience adjustments	(11,172)	—	(11,172)

	(68,106)	8,145	(59,961)

Pension fund contribution	—	26,242	26,242
Paid pension	11,379	(11,379)	—

December 31	(910,081)	389,316	(520,765)

	2019
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(910,081)	389,316	(520,765)
Current services cost	(332)	—	(332)
Interest (expense) income	(11,170)	4,831	(6,339)

	(921,583)	394,147	(527,436)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,601	12,601
Financial assumption movement effect	(27,993)	—	(27,993)
Experience adjustments	36,308	—	36,308

	8,315	12,601	20,916

Pension fund contribution	—	26,413	26,413
Paid pension	12,109	(12,109)	—

December 31	(901,159)	421,052	(480,107)

	2020
	Present value of defined benefit obligations	Fair value of plan assets	Net defined benefit liability
	NT$000	NT$000	NT$000
January 1	(901,159)	421,052	(480,107)
Current services cost	(263)	—	(263)
Interest (expense) income	(8,835)	4,171	(4,664)

	(910,257)	425,223	(485,034)

Remeasurements:
Return on plan assets (excluding amounts included in interest income or expense)	—	12,568	12,568
Financial assumption movement effect	(57,180)	—	(57,180)
Experience adjustments	(7,378)	—	(7,378)

	(64,558)	12,568	(51,990)

Pension fund contribution	—	25,373	25,373
Paid pension	31,424	(31,424)	—

December 31	(943,391)	431,740	(511,651)

Principal Actuarial Assumptions
(d)	The principal actuarial assumptions used were as follows:

	Year ended December 31,
	2019	2020
Discount rate	1.00%	0.50%

Future salary increase	3.50%	3.50%

Sensitivity Analysis of Present Value of Defined Benefit Obligations Effected by Changes of Significant Actuarial Assumptions
Because the main actuarial assumption changed, the present value of defined benefit obligations is affected. The analysis was as follows:

	Discount rate		Future salary increase
	Increase 0.25%	Decrease 0.25%	Increase 0.25%	Decrease 0.25%
	NT$000	NT$000	NT$000	NT$000
December 31, 2019
Effect on present value of defined benefit obligations	(27,993)	29,284	28,501	(27,407)

December 31, 2020
Effect on present value of defined benefit obligations	(29,114)	30,434	29,471	(28,365)

Analysis of Timing of the Future Pension Payment

(f)	As of December 31, 2020, the weighted average duration of that retirement plan is 12.6 years. The analysis of timing of the future pension payment was as follows:

December 31, 2020
NT$000
Within 1 year	35,066
1-2 years	35,198
2-5 years	122,969
5-10 years	165,979

359,212